UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7156

Name of Fund:  BlackRock Florida Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Florida Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments


BlackRock MuniYield Florida Insured Fund


Schedule of Investments as of January 31, 2007                                                                     (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                         Value
District of Columbia - 0.8%

   $    1,000   Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds, AMT, Series A,
                5.25% due 10/01/2032 (c)                                                                              $     1,045


Florida - 140.5%

        1,300   Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029 (a)                                         1,385

        1,430   Bay County, Florida, Sales Tax Revenue Bonds, 5% due 9/01/2027 (a)                                          1,517

          700   Boynton Beach, Florida, Utility System Revenue Refunding Bonds, 6.25% due 11/01/2020 (b)(c)                   824

        1,720   Broward County, Florida, Educational Facilities Authority Revenue Bonds (Nova Southeastern
                University), 5% due 4/01/2031 (e)                                                                           1,795

        1,545   Cape Coral, Florida, Special Obligation Revenue Bonds, 5% due 10/01/2033 (h)                                1,629

        1,000   Daytona Beach, Florida, Utility System Revenue Refunding Bonds, Series B, 5% due 11/15/2027 (c)             1,043

        1,000   Deltona, Florida, Transportation Capital Improvement Revenue Bonds, 5.125% due 10/01/2026 (h)               1,070

        1,000   Emerald Coast, Florida, Utilities Authority, System Revenue Bonds, 5.25% due 1/01/2036 (c)                  1,075

        1,000   Emerald Coast, Florida, Utilities Authority, System Revenue Refunding Bonds, 5% due 1/01/2024 (c)           1,067

        2,110   First Florida Governmental Financing Commission Revenue Bonds, 5.70% due 7/01/2017 (h)                      2,147

        1,000   Flagler County, Florida, Capital Improvement Revenue Bonds, 5% due 10/01/2035 (h)                           1,050

        1,095   Florida HFA, Housing Revenue Bonds (Brittany Rosemont Apartments), AMT, Series C-1, 6.75%
                due 8/01/2014 (a)                                                                                           1,096

        1,575   Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT, Series 11, 5.95%
                due 1/01/2032 (f)                                                                                           1,625

          380   Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series 4,
                6.25% due 7/01/2022 (f)                                                                                       388

        1,000   Florida State Board of Education, Capital Outlay, GO, Public Education, Series B, 5% due 6/01/2031 (c)      1,044

        6,190   Florida State Board of Education, Lottery Revenue Bonds, Series A, 6% due 7/01/2010 (c)(i)                  6,683

        1,000   Florida State Governmental Utility Authority, Utility Revenue Bonds (Lehigh Utility System), 5.125%
                due 10/01/2033 (a)                                                                                          1,051

        1,860   Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of Transportation), Series B,
                5% due 7/01/2030                                                                                            1,913

        1,400   Fort Myers, Florida, Utility System Revenue Refunding Bonds, 5% due 10/01/2031 (h)                          1,481

        3,000   Hernando County, Florida, School Board, COP, 5% due 7/01/2035 (h)                                           3,146

        3,700   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health
                System), Series A, 6% due 11/15/2011 (i)                                                                    4,075

        1,250   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health
                System), Series C, 5.25% due 11/15/2036                                                                     1,320

        2,000   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Adventist
                Health System), Series G, 5.125% due 11/15/2032                                                             2,082



Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Florida Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds



BlackRock MuniYield Florida Insured Fund


Schedule of Investments as of January 31, 2007 (concluded)                                                         (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                         Value
Florida (concluded)

   $    1,780   Hillsborough County, Florida, Port District Revenue Bonds (Tampa Port Authority Project), AMT,
                5% due 6/01/2026 (h)                                                                                  $     1,851

        6,000   Hillsborough County, Florida, School Board, COP, 5.375% due 7/01/2009 (h)(i)                                6,227

        1,000   Hillsborough County, Florida, School Board, COP, 5% due 7/01/2029 (h)                                       1,039

        2,000   Jacksonville Electric Authority, Florida, Water and Sewer System Revenue Bonds, Series A, 5.375%
                due 10/01/2030 (h)                                                                                          2,005

        1,000   Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds (Mayo
                Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (h)                                                    1,070

          750   Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue Bonds (Mayo
                Clinic-Jacksonville), Series B, 5.50% due 11/15/2036 (h)                                                      802

        1,140   Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking Solutions Project),
                AMT, 5.50% due 10/01/2030 (l)                                                                               1,225

        1,455   Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, 5.25% due
                10/01/2032 (c)                                                                                              1,537

        2,000   Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center
                Project), Series A, 5% due 8/15/2037                                                                        2,049

        1,225   Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT, 5.625% due 11/01/2026 (h)                1,288

        2,280   Jacksonville, Florida, Sales Tax Revenue Bonds, 5% due 10/01/2027 (h)                                       2,385

        2,000   Lakeland, Florida, Electric and Water Revenue Refunding Bonds, Series A, 5% due 10/01/2028 (h)              2,056

        1,000   Lee County, Florida, Airport Revenue Bonds, AMT, Series A, 6% due 10/01/2029 (f)                            1,073

        2,285   Lee County, Florida, Capital Revenue Bonds, 5.25% due 10/01/2023 (a)                                        2,446

        1,000   Leesburg, Florida, Capital Improvement Revenue Bonds, 5.25% due 10/01/2034 (c)                              1,069

        1,000   Marco Island, Florida, Utility System Revenue Bonds, 5% due 10/01/2033 (h)                                  1,043

        1,000   Martin County, Florida, Utilities System Revenue Bonds, 5.125% due 10/01/2033 (a)                           1,051

        2,000   Miami Beach, Florida, Water and Sewer Revenue Bonds, 5.75% due 9/01/2025 (a)                                2,137

        6,300   Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5% due 10/01/2033 (f)                    6,475

        5,000   Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), AMT, Series A,
                6% due 10/01/2024 (c)                                                                                       5,368

        2,000   Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University of Miami),
                Series A, 5.75% due 4/01/2029 (a)                                                                           2,124

        1,000   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B, 5.25% due
                7/01/2027 (c)                                                                                               1,070

        3,875   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B, 5% due
                7/01/2033 (c)                                                                                               4,048

        1,655   Miami-Dade County, Florida, IDA, IDR (BAC Funding Corporation Project), Series A, 5.375% due
                10/01/2030 (a)                                                                                              1,756

        2,000   Miami-Dade County, Florida, School Board COP, Series A, 5.50% due 10/01/2009 (f)(i)                         2,089

        1,865   Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due 10/01/2030 (h)                      2,009

        4,375   Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A, 5.186% due
                10/01/2031 (h)(m)                                                                                           1,290

        5,735   Miami-Dade County, Florida, Subordinate Special Obligation Revenue Bonds, Series A, 5.203% due
                10/01/2033 (h)(m)                                                                                           1,515

        4,765   Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Refunding
                Bonds (Rollins College Project), 5.50% due 12/01/2032 (a)                                                   5,138

          600   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System),
                6.25% due 11/15/2012 (i)                                                                                      670

        1,835   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional
                Healthcare), 6% due 12/01/2012 (i)                                                                          2,029

        1,000   Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series A, 5.125% due 1/01/2023 (c)               1,053

        6,500   Orange County, Florida, School Board, COP, Series A, 5.25% due 8/01/2009 (h)(i)                             6,795

        4,000   Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B, 5% due 7/01/2030 (a)      4,178

        6,815   Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B, 5% due 7/01/2035 (a)      7,119

        1,530   Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds, 5.25% due 10/01/2025 (a)           1,616

        2,000   Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027 (a)                               2,117

        1,100   Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50% due 10/01/2027 (c)          1,175

        1,500   Palm Beach County, Florida, Criminal Justice Facilities Revenue Bonds, 7.20% due 6/01/2015 (c)              1,849

        2,000   Palm Beach County, Florida, School Board, COP, Refunding, Series D, 5.25% due 8/01/2021 (f)                 2,113

        5,000   Palm Beach County, Florida, School Board, COP, Series A, 6% due 8/01/2010 (c)(i)                            5,398

        1,300   Palm Beach County, Florida, School Board, COP, Series A, 5% due 8/01/2031 (f)                               1,364

        1,000   Palm Coast, Florida, Utility System Revenue Bonds, 5% due 10/01/2027 (h)                                    1,043

        1,500   Panama City, Florida, Water and Sewer Revenue Bonds, Series B, 5.25% due 10/01/2022 (h)                     1,612

        1,000   Pembroke Pines, Florida, Public Improvement Revenue Bonds, Series A, 5% due 10/01/2034 (a)                  1,047

        1,340   Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2033 (h)                                1,409

        1,000   Polk County, Florida, Utility System Revenue Bonds, 5.25% due 10/01/2022 (c)                                1,069

        1,055   Port St. Lucie, Florida, Utility Revenue Bonds, 5.25% due 9/01/2024 (h)                                     1,138

        2,190   Port St. Lucie, Florida, Utility System Revenue Refunding Bonds, Series A, 5% due 9/01/2029 (h)             2,318

        1,000   Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5% due 10/01/2035 (f)                1,050

        1,400   Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due 10/01/2031 (a)                    1,494

        1,000   Saint Lucie, Florida, West Services District, Utility Revenue Bonds, 5.25% due 10/01/2034 (h)               1,076

        1,430   South Florida Water Management District, COP, 5% due 10/01/2036 (a)                                         1,503

        1,000   South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.), 5.80% due
                10/01/2034                                                                                                  1,040

        1,240   Stuart, Florida, Public Utilities Revenue Refunding and Improvement Bonds, 5.25% due 10/01/2013 (c)(i)      1,326

        2,280   University of Central Florida (UCF) Athletics Association Inc., COP, Series A, 5.25% due 10/01/2034 (c)     2,430

        1,640   Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A,
                5.375% due 11/01/2034 (h)                                                                                   1,778

        1,000   Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A,
                5.125% due 11/01/2036 (h)                                                                                   1,060

        2,585   Village Center Community Development District, Florida, Utility Revenue Bonds, 5.25% due
                10/01/2023 (h)                                                                                              2,767

        4,030   Village Center Community Development District, Florida, Utility Revenue Bonds, 5.125% due
                10/01/2028 (h)                                                                                              4,240

        1,000   Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University Project), Series A,
                5% due 6/01/2025 (g)                                                                                        1,056

        1,000   Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University Project), Series A,
                5% due 6/01/2035 (g)                                                                                        1,050


New Jersey - 1.7%

        2,000   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                                            2,097


Puerto Rico - 3.5%

        1,970   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.375% due 7/01/2019 (h)              2,128

        1,000   Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds, Series I,
                5% due 7/01/2036                                                                                            1,036

        1,145   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E,
                5.70% due 2/01/2010 (i)                                                                                     1,207

                Total Municipal Bonds (Cost - $174,318) - 146.5%                                                          182,236




                Municipal Bonds Held in Trust (k)
Florida - 11.2%

        6,960   Miami-Dade County, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Miami
                Children's Hospital), Series A, 5.625% due 8/15/2018 (a)                                                    7,534

        2,000   Santa Rosa County, Florida, School Board, COP, Revenue Refunding Bonds, Series 2, 5.25% due
                2/01/2026 (c)                                                                                               2,150

        4,000   South Broward, Florida, Hospital District, Hospital Revenue Bonds, 5.625% due 5/01/2032 (h)                 4,306


Puerto Rico - 6.1%

        7,100   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series A, 5.375%
                due 8/01/2011 (h)(i)                                                                                        7,568

                Total Municipal Bonds Held in Trust (Cost - $20,680) - 17.3%                                               21,558



       Shares
         Held   Short-Term Securities
        3,875   CMA Florida Municipal Money Fund, 2.99% (d)(j)                                                              3,875

                Total Short-Term Securities (Cost - $3,875) - 3.1%                                                          3,875

                Total Investments (Cost - $198,873*) - 166.9%                                                             207,669
                Liabilities in Excess of Other Assets - (0.9%)                                                            (1,164)
                Liability for Trust Certificates, Including Interest Expense Payable - (8.1%)                            (10,107)
                Preferred Shares, at Redemption Value - (57.9%)                                                          (72,016)
                                                                                                                      -----------
                Net Assets Applicable to Common Shares - 100.0%                                                       $   124,382
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $          189,001
                                                 ==================
    Gross unrealized appreciation                $            8,693
    Gross unrealized depreciation                              (55)
                                                 ------------------
    Net unrealized appreciation                  $            8,638
                                                 ==================


(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) Represents the current yield as of January 31, 2007.

(e) Assured Guaranty Insured.

(f) FSA Insured.

(g) CIFG Insured.

(h) MBIA Insured.

(i) Prerefunded.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                      Net          Dividend
    Affiliate                                       Activity        Income

    CMA Florida Municipal Money Fund                (1,175)          $36


(k) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(l) ACA Insured.

(m) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

o Forward interest rate swaps outstanding as of January 31, 2007 were as follows:

                                                  Notional       Unrealized
                                                   Amount       Appreciation

    Pay a fixed rate of 3.547% and receive a floating rate based on 1-week Bond
    Market Association rate

      Broker, JPMorgan Chase
      Expires March 2017                          $11,000           $200


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Florida Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Florida Insured Fund, Inc.


Date:  March 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Florida Insured Fund, Inc.


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Florida Insured Fund, Inc.


Date:  March 26, 2007